Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - Fair Value, Measurements, Nonrecurring - Level 3
¥ in Millions
	Mar. 31, 2020 JPY (¥) Times	Mar. 31, 2019 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 24,390	¥ 22,428
Loans Held-for-Sale [Member] | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 4,823
Minimum | Loans Held-for-Sale [Member] | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	5.70%
Maximum | Loans Held-for-Sale [Member] | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	7.70%
Real Estate Collateral Dependent Loans | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 12,557	¥ 6,630
Real Estate Collateral Dependent Loans | Minimum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	5.60%	5.80%
Real Estate Collateral Dependent Loans | Maximum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	7.00%	8.20%
Real Estate Collateral Dependent Loans | Weighted Average | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	(6.00%)	(6.30%)
Real Estate Collateral Dependent Loans | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	6.80%
Investment in operating leases and property under facility operations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 302
Investment in operating leases and property under facility operations | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 2,345
Investment in operating leases and property under facility operations | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 4,236	¥ 10,556
Investment in operating leases and property under facility operations | Minimum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	4.30%
Investment in operating leases and property under facility operations | Minimum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		7.30%
Investment in operating leases and property under facility operations | Minimum | Discounted cash flows | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	4.10%
Investment in operating leases and property under facility operations | Maximum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	4.30%
Investment in operating leases and property under facility operations | Maximum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		(7.30%)
Investment in operating leases and property under facility operations | Maximum | Discounted cash flows | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	4.10%
Certain Investment in Affiliates | Discounted cash flows | WACC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 359
Certain Investment in Affiliates | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 2,113	¥ 2,563
Certain Investment in Affiliates | Business enterprise value multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 334
Certain Investment in Affiliates | Minimum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		14.00%
Certain Investment in Affiliates | Minimum | Discounted cash flows | WACC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	14.00%
Certain Investment in Affiliates | Minimum | Market Multiples | Measurement Input EV Precedent transaction Last Twelve Months EBITDA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate | Times	7.0
Certain Investment in Affiliates | Minimum | Market Multiples | Measurement Input Precedent Transaction Three year average Ebitda [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate | Times	7.0
Certain Investment in Affiliates | Maximum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		(14.00%)
Certain Investment in Affiliates | Maximum | Discounted cash flows | WACC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	14.00%
Certain Investment in Affiliates | Maximum | Market Multiples | Measurement Input EV Precedent transaction Last Twelve Months EBITDA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate | Times	7.0
Certain Investment in Affiliates | Maximum | Market Multiples | Measurement Input Precedent Transaction Three year average Ebitda [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate | Times	7.0